Consolidated Balance Sheets (Parenthetical) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 VIEs CNY	Dec. 31, 2012 VIEs CNY
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	$ 36,219	219,259		157,764	203,949	119,709
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	62,295	377,117		289,848	34,631	28,324
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	12,300	74,463		389,465	12,015	72,107
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	244,650	1,481,036		1,160,018	610,403	476,046
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	$ 158,135	957,299		764,473	593,706	521,109
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,250,284	3,250,284	3,287,546	3,287,546
Ordinary shares, shares outstanding	3,250,284	3,250,284	3,246,042	3,246,042